Reconciliation of Change in Projected Benefit Obligation and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation:	$ 3,978	$ 3,321
Benefit obligation at beginning of year	3,708	3,322
Service cost	99	88	27
Interest cost	184	178	51
Actuarial (gain) loss	702	251
Gross benefits paid	(162)	(137)
Other	(5)	6
Benefit obligation at end of year	4,526	3,708	3,322
Balance at beginning of year	1,868	1,871
Actual gain (loss) on plan assets	223	(47)
Employer contributions	228	194
Benefits paid	(162)	(137)
Other		(13)
Balance at end of year	2,157	1,868	1,871
Funded status-Net amount recognized	(2,369)	(1,840)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	2,541	2,494
Service cost	50	47	33
Interest cost	124	127	120
Plan participants' contributions	77	73
Actuarial (gain) loss	110	(2)
Federal subsidy	13	13
Plan amendments	22	3
Gross benefits paid	(194)	(214)
Benefit obligation at end of year	2,743	2,541	2,494
Balance at beginning of year	58	58
Actual gain (loss) on plan assets	1	1
Employer contributions	116	141
Plan participants' contributions	77	72
Benefits paid	(194)	(214)
Balance at end of year	58	58	58
Funded status-Net amount recognized	$ (2,685)	$ (2,483)